Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

18. Subsequent Events:

18.1 Effective January 1, 2018, the Company’s Board of Directors appointed Mr. Pankaj Khanna as President and Chief Executive Officer of the Company, Mr. Iraklis Sbarounis as Chief Financial Officer, Mr. David Cusiter as Chief Operations Officer and Mr. Anthony Kandylidis as Executive Vice Chairman of the Company.

18.2 During January 2018 and February 2018, we converted an aggregate of 349,711 Class B Common Shares, par value $0.01, into 349,711 Class A Common Shares, par value $0.01. Pursuant to our Company’s Second Amended and Restated Memorandum and Articles of Association each Class B Common Share is convertible into a Class A Common Share at a one for one conversion ratio.

18.3 On February 23, 2018, the Company signed a new drilling contract with Tullow Namibia Ltd., for a one-well drilling program plus options for drilling offshore West Africa. The contract is expected to commence in the third quarter of 2018 and to be performed by the Ocean Rig Poseidon.

18.4 On March 5, 2018, we held our 2018 Annual General Meeting of Shareholders.